Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-Term Borrowings
NOTE 12 SHORT-TERM BORROWINGS (a)

The following table is a summary of short-term borrowings for the last three years:

	2015		2014		2013
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$647	.23%	$886	.12%	$594	.11%
Securities sold under agreements to repurchase	1,092	.02	948	.05	2,057	5.34
Commercial paper	22,022	.21	22,197	.12	19,400	.11
Other short-term borrowings	4,116	.69	5,862	.51	5,557	.19
Total	$27,877	.27%	$29,893	.19%	$27,608	.52%
Average for the year
Federal funds purchased(b)	$1,169	15.05%	$2,366	7.94%	$1,879	9.72%
Securities sold under agreements to repurchase	973	.10	798	1.07	2,403	4.65
Commercial paper	21,892	.12	21,227	.12	17,467	.12
Other short-term borrowings	3,926	1.13	5,861	.78	5,934	.72
Total(b)	$27,960	.89%	$30,252	.88%	$27,683	1.29%
Maximum month-end balance
Federal funds purchased	$1,868		$3,258		$3,569
Securities sold under agreements to repurchase	1,124		948		3,121
Commercial paper	23,101		22,322		19,400
Other short-term borrowings	7,656		7,417		6,301
(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain timeframes per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2015, 2014 and 2013 was $175 million, $186 million and $181 million, respectively.